Current account with online investors and borrowers (Tables)	12 Months Ended
Dec. 31, 2019
Current account with online investors and borrowers
Schedule of current account with online investors and borrowers

	As of December 31,
	2018	2019
	RMB	RMB	US$
Investor deposits	1,461,080	853,283	122,566
Undrawn borrower funds and deposits	544,525	421,927	60,606
Total	2,005,605	1,275,210	183,172